Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital management and solvency [line items]
Total shareholders' equity - based on IFRS as adopted by the EU	€ 24,282	€ 22,815
Non-controlling interests and long term incentive plans not yet vested	253	126
Revaluation reserves	(6,442)	(7,480)
Adjusted shareholders' equity	18,093	15,461
Subordinated borrowings	2,194	2,085	€ 2,207
Trust pass-through securities	126	126	€ 136
Currency revaluation other equity instruments	16	(1)
Hybrid leverage	4,642	4,728
Senior debt	1,290	1,241
Senior leverage	1,290	1,241
Total gross financial leverage	5,932	5,969
Total capitalization	€ 24,008	€ 21,430
Gross financial leverage ratio	24.70%	27.90%
Fixed Charge Coverage	9.3	8.3
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	€ 1,396	€ 1,345
Fixed subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings	798	740
Perpetual contingent convertible securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	500	500
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	1,352	1,564
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	€ 454	€ 454